                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-5912
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                            MFS SPECIAL VALUE TRUST
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                      Date of fiscal year end: October 31
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                    Date of reporting period: July 31, 2007
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

ITEM 1. SCHEDULE OF INVESTMENTS.

MFS(R) SPECIAL VALUE TRUST

7/31/07
Quarterly portfolio holdings

[graphic omitted]


M F S(R)
INVESTMENT MANAGEMENT


MFS Special Value Trust
PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/07

ISSUER                                                                                          SHARES/PAR       VALUE ($)
---------------------------------------------------------------------------------------------------------------------------
BONDS - 65.2%
---------------------------------------------------------------------------------------------------------------------------
AEROSPACE - 1.6%
---------------------------------------------------------------------------------------------------------------------------
Bombardier, Inc., 8%, 2014 (n)                                                                 $   225,000      $   222,750
---------------------------------------------------------------------------------------------------------------------------
Hawker Beechcraft Acquisition Corp., 9.75%, 2017 (n)                                               505,000          499,950
---------------------------------------------------------------------------------------------------------------------------
Vought Aircraft Industries, Inc., 8%, 2011                                                         340,000          316,200
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                $ 1,038,900
---------------------------------------------------------------------------------------------------------------------------
AIRLINES - 0.8%
---------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 6.795%, 2018                                                       $   285,118      $   273,713
---------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 8.307%, 2018                                                           203,712          205,749
---------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 7.566%, 2018                                                             7,465            7,316
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                $   486,778
---------------------------------------------------------------------------------------------------------------------------
APPAREL MANUFACTURERS - 1.1%
---------------------------------------------------------------------------------------------------------------------------
Levi Strauss & Co., 9.75%, 2015                                                                $   345,000      $   348,450
---------------------------------------------------------------------------------------------------------------------------
Propex Fabrics, Inc., 10%, 2012                                                                    395,000          335,750
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                $   684,200
---------------------------------------------------------------------------------------------------------------------------
ASSET BACKED & SECURITIZED - 2.8%
---------------------------------------------------------------------------------------------------------------------------
Anthracite Ltd., CDO, 6%, 2037 (z)                                                             $   450,000      $   383,977
---------------------------------------------------------------------------------------------------------------------------
Asset Securitization Corp., FRN, 8.356%, 2029 (z)                                                  700,000          743,263
---------------------------------------------------------------------------------------------------------------------------
Falcon Franchise Loan LLC, FRN, 3.776%, 2025 (i)(z)                                                531,292           69,015
---------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., FRN, 1.41%, 2039 (i)(n)                                            697,506           36,728
---------------------------------------------------------------------------------------------------------------------------
Preferred Term Securities XII Ltd., 9.8%, 2033 (e)(z)                                              225,000          173,250
---------------------------------------------------------------------------------------------------------------------------
Preferred Term Securities XVI Ltd., 14%, 2035 (e)(z)                                               300,000          249,000
---------------------------------------------------------------------------------------------------------------------------
Preferred Term Securities XVII Ltd., 9.3%, 2035 (e)(z)                                             187,000          140,250
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                $ 1,795,483
---------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 4.0%
---------------------------------------------------------------------------------------------------------------------------
Ford Motor Co., 7.45%, 2031                                                                    $   300,000      $   231,000
---------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 9.75%, 2010                                                                 735,000          742,247
---------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 8.625%, 2010                                                                125,000          121,478
---------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 7%, 2013                                                                    174,000          156,580
---------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 8%, 2016                                                                    230,000          211,973
---------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., FRN, 8.11%, 2012                                                            125,000          119,355
---------------------------------------------------------------------------------------------------------------------------
General Motors Corp., 8.375%, 2033                                                                 644,000          529,690
---------------------------------------------------------------------------------------------------------------------------
Goodyear Tire & Rubber Co., 9%, 2015                                                               193,000          197,825
---------------------------------------------------------------------------------------------------------------------------
TRW Automotive, Inc., 7%, 2014 (n)                                                                 260,000          243,100
---------------------------------------------------------------------------------------------------------------------------
TRW Automotive, Inc., 7.25%, 2017 (n)                                                               25,000           22,500
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                $ 2,575,748
---------------------------------------------------------------------------------------------------------------------------
BROADCASTING - 5.5%
---------------------------------------------------------------------------------------------------------------------------
Allbritton Communications Co., 7.75%, 2012                                                     $   350,000      $   341,250
---------------------------------------------------------------------------------------------------------------------------
Bonten Media Acquisition Co., 9%, 2015 (n)(p)                                                      165,000          150,150
---------------------------------------------------------------------------------------------------------------------------
CanWest MediaWorks LP, 9.25%, 2015 (n)                                                             130,000          126,100
---------------------------------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc., 5.5%, 2014                                                     420,000          329,418
---------------------------------------------------------------------------------------------------------------------------
Inmarsat Finance II PLC, 0% to 2008, 10.375% to 2012                                               360,000          334,800
---------------------------------------------------------------------------------------------------------------------------
Intelsat Bermuda Ltd., 11.25%, 2016                                                                345,000          360,525
---------------------------------------------------------------------------------------------------------------------------
Intelsat Bermuda Ltd., FRN, 8.886%, 2015                                                            95,000           95,475
---------------------------------------------------------------------------------------------------------------------------
Intelsat Ltd., 0% to 2010, 9.25% to 2015                                                           180,000          141,300
---------------------------------------------------------------------------------------------------------------------------
Intelsat Subsidiary Holding Co. Ltd., 8.625%, 2015                                                 135,000          135,337
---------------------------------------------------------------------------------------------------------------------------
LBI Media Holdings, Inc., 0% to 2008, 11% to 2013                                                  875,000          796,250
---------------------------------------------------------------------------------------------------------------------------
LBI Media, Inc., 8.5%, 2017 (z)                                                                    130,000          126,100
---------------------------------------------------------------------------------------------------------------------------
Univision Communications, Inc., 9.75%, 2015 (n)(p)                                                 660,000          600,600
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                $ 3,537,305
---------------------------------------------------------------------------------------------------------------------------
BUILDING - 1.7%
---------------------------------------------------------------------------------------------------------------------------
Builders FirstSource, Inc., FRN, 9.61%, 2012                                                   $    45,000      $    44,325
---------------------------------------------------------------------------------------------------------------------------
Interface, Inc., 10.375%, 2010                                                                     180,000          187,200
---------------------------------------------------------------------------------------------------------------------------
Interface, Inc., 9.5%, 2014                                                                        170,000          176,800
---------------------------------------------------------------------------------------------------------------------------
Nortek Holdings, Inc., 0% to 2009, 10.75% to 2014                                                  443,000          270,230
---------------------------------------------------------------------------------------------------------------------------
Nortek Holdings, Inc., 8.5%, 2014                                                                  205,000          176,300
---------------------------------------------------------------------------------------------------------------------------
Ply Gem Industries, Inc., 9%, 2012                                                                 310,000          247,225
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                $ 1,102,080
---------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 1.0%
---------------------------------------------------------------------------------------------------------------------------
Nortel Networks Ltd., 10.75%, 2016 (n)                                                         $   105,000      $   109,725
---------------------------------------------------------------------------------------------------------------------------
SunGard Data Systems, Inc., 10.25%, 2015                                                           515,000          515,000
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                $   624,725
---------------------------------------------------------------------------------------------------------------------------
CABLE TV - 3.0%
---------------------------------------------------------------------------------------------------------------------------
CCH I Holdings LLC, 11%, 2015                                                                  $   473,000      $   473,000
---------------------------------------------------------------------------------------------------------------------------
CCH II Holdings LLC, 10.25%, 2010                                                                  240,000          244,200
---------------------------------------------------------------------------------------------------------------------------
CCO Holdings LLC, 8.75%, 2013                                                                       95,000           94,050
---------------------------------------------------------------------------------------------------------------------------
CSC Holdings, Inc., 6.75%, 2012                                                                    215,000          195,113
---------------------------------------------------------------------------------------------------------------------------
Kabel Deutschland GmbH, 10.625%, 2014                                                              230,000          238,050
---------------------------------------------------------------------------------------------------------------------------
NTL Cable PLC, 9.125%, 2016                                                                        173,000          174,730
---------------------------------------------------------------------------------------------------------------------------
Telenet Group Holdings N.V., 0% to 2008, 11.5% to 2014(n)                                          510,000          489,600
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                $ 1,908,743
---------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 3.0%
---------------------------------------------------------------------------------------------------------------------------
Innophos, Inc., 8.875%, 2014                                                                   $   230,000      $   231,150
---------------------------------------------------------------------------------------------------------------------------
KI Holdings, Inc., 0% to 2009, 9.875% to 2014                                                      547,000          460,848
---------------------------------------------------------------------------------------------------------------------------
Koppers, Inc., 9.875%, 2013                                                                        150,000          159,000
---------------------------------------------------------------------------------------------------------------------------
Momentive Performance Materials, Inc., 11.5%, 2016 (n)                                             570,000          540,075
---------------------------------------------------------------------------------------------------------------------------
Mosaic Co., 7.625%, 2016 (n)                                                                       230,000          231,150
---------------------------------------------------------------------------------------------------------------------------
Nalco Co., 8.875%, 2013                                                                            320,000          315,200
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                $ 1,937,423
---------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 3.3%
---------------------------------------------------------------------------------------------------------------------------
Affinion Group, Inc., 11.5%, 2015                                                              $   195,000      $   195,975
---------------------------------------------------------------------------------------------------------------------------
Del Laboratories, Inc., 8%, 2012                                                                   225,000          201,375
---------------------------------------------------------------------------------------------------------------------------
GEO Group, Inc., 8.25%, 2013                                                                       210,000          206,850
---------------------------------------------------------------------------------------------------------------------------
Jarden Corp., 7.5%, 2017                                                                           180,000          162,000
---------------------------------------------------------------------------------------------------------------------------
Kar Holdings, Inc., 10%, 2015 (n)                                                                  540,000          475,200
---------------------------------------------------------------------------------------------------------------------------
Realogy Corp., 10.5%, 2014 (n)                                                                      15,000           13,875
---------------------------------------------------------------------------------------------------------------------------
Realogy Corp., 12.375%, 2015 (n)                                                                   600,000          480,000
---------------------------------------------------------------------------------------------------------------------------
Visant Holding Corp., 8.75%, 2013                                                                  245,000          242,550
---------------------------------------------------------------------------------------------------------------------------
Vitro S.A., 8.625%, 2012 (n)                                                                         4,000            3,880
---------------------------------------------------------------------------------------------------------------------------
Vitro S.A., 9.125%, 2017 (n)                                                                       121,000          116,160
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                $ 2,097,865
---------------------------------------------------------------------------------------------------------------------------
CONTAINERS - 0.5%
---------------------------------------------------------------------------------------------------------------------------
Graham Packaging Co. LP, 9.875%, 2014                                                          $   265,000      $   249,100
---------------------------------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc., 8.25%, 2013                                                  105,000          105,525
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                $   354,625
---------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 1.9%
---------------------------------------------------------------------------------------------------------------------------
Avago Technologies Finance, 11.875%, 2015                                                      $   170,000      $   186,150
---------------------------------------------------------------------------------------------------------------------------
Freescale Semiconductor, Inc., 10.125%, 2016 (n)                                                   750,000          660,000
---------------------------------------------------------------------------------------------------------------------------
NXP B.V./NXP Funding LLC, 7.875%, 2014                                                              85,000           78,625
---------------------------------------------------------------------------------------------------------------------------
NXP B.V./NXP Funding LLC, 9.5%, 2015                                                                25,000           21,297
---------------------------------------------------------------------------------------------------------------------------
Spansion LLC, 11.25%, 2016 (n)                                                                     300,000          282,000
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                $ 1,228,072
---------------------------------------------------------------------------------------------------------------------------
EMERGING MARKET QUASI-SOVEREIGN - 0.5%
---------------------------------------------------------------------------------------------------------------------------
Naftogaz Ukraine, 8.125%, 2009                                                                 $   100,000      $    98,094
---------------------------------------------------------------------------------------------------------------------------
OAO Gazprom, 9.625%, 2013                                                                           60,000           68,250
---------------------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 8.625%, 2022                                                   143,000          170,143
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                $   336,487
---------------------------------------------------------------------------------------------------------------------------
EMERGING MARKET SOVEREIGN - 0.5%
---------------------------------------------------------------------------------------------------------------------------
Republic of Argentina, 7%, 2017                                                                $   234,000      $   186,381
---------------------------------------------------------------------------------------------------------------------------
Republic of Ecuador, 10%, 2030                                                                      96,000           80,880
---------------------------------------------------------------------------------------------------------------------------
Republic of Panama, 6.7%, 2036                                                                      28,000           27,720
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                $   294,981
---------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 2.2%
---------------------------------------------------------------------------------------------------------------------------
Chaparral Energy, Inc., 8.875%, 2017 (n)                                                       $   285,000      $   259,350
---------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 6.375%, 2015                                                              260,000          244,075
---------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 6.875%, 2016                                                               80,000           76,200
---------------------------------------------------------------------------------------------------------------------------
Energy Partners Ltd., 9.75%, 2014 (n)                                                              125,000          118,750
---------------------------------------------------------------------------------------------------------------------------
Forest Oil Corp., 7.25%, 2019 (n)                                                                  120,000          111,900
---------------------------------------------------------------------------------------------------------------------------
Hilcorp Energy I LP, 7.75%, 2015 (n)                                                                70,000           65,450
---------------------------------------------------------------------------------------------------------------------------
Hilcorp Energy I LP, 9%, 2016 (n)                                                                  200,000          199,000
---------------------------------------------------------------------------------------------------------------------------
Mariner Energy, Inc., 8%, 2017                                                                     150,000          141,000
---------------------------------------------------------------------------------------------------------------------------
Plains Exploration & Production Co., 7%, 2017                                                      235,000          209,738
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                $ 1,425,463
---------------------------------------------------------------------------------------------------------------------------
ENTERTAINMENT - 1.1%
---------------------------------------------------------------------------------------------------------------------------
AMC Entertainment, Inc., 11%, 2016                                                             $   180,000      $   185,850
---------------------------------------------------------------------------------------------------------------------------
HRP Myrtle Beach Operations, FRN, 10.07%, 2012 (z)                                                 155,000          156,937
---------------------------------------------------------------------------------------------------------------------------
Marquee Holdings, Inc., 0% to 2009, 12% to 2014                                                    415,000          352,750
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                $   695,537
---------------------------------------------------------------------------------------------------------------------------
FINANCIAL INSTITUTIONS - 1.6%
---------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 6.875%, 2011                                                  $   417,000      $   387,768
---------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 6.75%, 2014                                                       621,000          558,134
---------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 8%, 2031                                                          125,000          117,385
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                $ 1,063,287
---------------------------------------------------------------------------------------------------------------------------
FOOD & BEVERAGES - 0.7%
---------------------------------------------------------------------------------------------------------------------------
ARAMARK Corp., 8.5%, 2015 (n)                                                                  $   455,000      $   428,838
---------------------------------------------------------------------------------------------------------------------------
FOREST & PAPER PRODUCTS - 1.0%
---------------------------------------------------------------------------------------------------------------------------
Abitibi-Consolidated, Inc., 7.4%, 2018                                                         $   130,000      $    98,800
---------------------------------------------------------------------------------------------------------------------------
Jefferson Smurfit Corp., 8.25%, 2012                                                               210,000          202,125
---------------------------------------------------------------------------------------------------------------------------
JSG Funding PLC, 7.75%, 2015                                                                        30,000           28,650
---------------------------------------------------------------------------------------------------------------------------
Millar Western Forest Products, 7.75%, 2013                                                        385,000          321,475
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                $   651,050
---------------------------------------------------------------------------------------------------------------------------
GAMING & LODGING - 4.5%
---------------------------------------------------------------------------------------------------------------------------
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (n)                                         $   185,000      $   159,562
---------------------------------------------------------------------------------------------------------------------------
Great Canadian Gaming Corp., 7.25%, 2015 (n)                                                        70,000           67,200
---------------------------------------------------------------------------------------------------------------------------
Greektown Holdings, 10.75%, 2013 (n)                                                               210,000          215,250
---------------------------------------------------------------------------------------------------------------------------
Harrah's Entertainment, Inc., 5.75%, 2017                                                          815,000          578,650
---------------------------------------------------------------------------------------------------------------------------
Harrah's Operating Co., Inc., 5.375%, 2013                                                         150,000          112,500
---------------------------------------------------------------------------------------------------------------------------
Majestic Star Casino LLC, 9.75%, 2011                                                              315,000          296,100
---------------------------------------------------------------------------------------------------------------------------
MTR Gaming Group, Inc., 9%, 2012                                                                    80,000           82,000
---------------------------------------------------------------------------------------------------------------------------
NCL Corp. Ltd., 10.625%, 2014                                                                      360,000          338,400
---------------------------------------------------------------------------------------------------------------------------
Pinnacle Entertainment, Inc., 8.25%, 2012                                                          195,000          196,950
---------------------------------------------------------------------------------------------------------------------------
Station Casinos, Inc., 6.5%, 2014                                                                  360,000          305,100
---------------------------------------------------------------------------------------------------------------------------
Wimar Opco LLC, 9.625%, 2014 (n)                                                                   370,000          310,800
---------------------------------------------------------------------------------------------------------------------------
Wynn Las Vegas LLC, 6.625%, 2014                                                                   230,000          213,325
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                $ 2,875,837
---------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL - 0.9%
---------------------------------------------------------------------------------------------------------------------------
Blount, Inc., 8.875%, 2012                                                                     $   190,000      $   178,600
---------------------------------------------------------------------------------------------------------------------------
JohnsonDiversey Holdings, Inc., "B", 9.625%, 2012                                                  380,000          391,400
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                $   570,000
---------------------------------------------------------------------------------------------------------------------------
INSURANCE - PROPERTY & CASUALTY - 0.4%
---------------------------------------------------------------------------------------------------------------------------
USI Holdings Corp., 9.75%, 2015 (n)                                                            $   250,000      $   237,500
---------------------------------------------------------------------------------------------------------------------------
MACHINERY & TOOLS - 0.4%
---------------------------------------------------------------------------------------------------------------------------
Case Corp., 7.25%, 2016                                                                        $    95,000      $    93,575
---------------------------------------------------------------------------------------------------------------------------
Case New Holland, Inc., 7.125%, 2014                                                               140,000          136,850
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                $   230,425
---------------------------------------------------------------------------------------------------------------------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 5.8%
---------------------------------------------------------------------------------------------------------------------------
Accellent, Inc., 10.5%, 2013                                                                   $   340,000      $   326,400
---------------------------------------------------------------------------------------------------------------------------
Advanced Medical Optics, Inc., 7.5%, 2017                                                          200,000          182,000
---------------------------------------------------------------------------------------------------------------------------
Community Health Systems, Inc., 8.875%, 2015 (n)                                                   335,000          325,369
---------------------------------------------------------------------------------------------------------------------------
DaVita, Inc., 6.625%, 2013                                                                          80,000           76,400
---------------------------------------------------------------------------------------------------------------------------
DaVita, Inc., 7.25%, 2015                                                                          150,000          142,125
---------------------------------------------------------------------------------------------------------------------------
Hanger Orthopedic Group, 10.25%, 2014                                                              155,000          160,425
---------------------------------------------------------------------------------------------------------------------------
HCA, Inc., 9%, 2014                                                                                320,000          310,219
---------------------------------------------------------------------------------------------------------------------------
HCA, Inc., 6.375%, 2015                                                                            170,000          131,750
---------------------------------------------------------------------------------------------------------------------------
HCA, Inc., 9.25%, 2016 (n)                                                                         620,000          615,350
---------------------------------------------------------------------------------------------------------------------------
HealthSouth Corp., 10.75%, 2016                                                                    345,000          348,450
---------------------------------------------------------------------------------------------------------------------------
Psychiatric Solutions, Inc., 7.75%, 2015                                                           210,000          199,500
---------------------------------------------------------------------------------------------------------------------------
Surgical Care Affiliates, Inc., 10%, 2017 (n)                                                      185,000          184,538
---------------------------------------------------------------------------------------------------------------------------
U.S. Oncology, Inc., 10.75%, 2014                                                                  350,000          353,500
---------------------------------------------------------------------------------------------------------------------------
Universal Hospital Services, Inc., 8.5%, 2015 (n)(p)                                               130,000          117,325
---------------------------------------------------------------------------------------------------------------------------
Universal Hospital Services, Inc., FRN, 8.759%, 2015 (n)                                            35,000           32,638
---------------------------------------------------------------------------------------------------------------------------
VWR Funding, Inc., 10.25%, 2015 (n)(p)                                                             200,000          187,500
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                $ 3,693,489
---------------------------------------------------------------------------------------------------------------------------
METALS & MINING - 2.4%
---------------------------------------------------------------------------------------------------------------------------
Arch Western Finance LLC, 6.75%, 2013                                                          $   130,000      $   118,300
---------------------------------------------------------------------------------------------------------------------------
Chaparral Steel Co., 10%, 2013                                                                     155,000          170,888
---------------------------------------------------------------------------------------------------------------------------
FMG Finance Ltd., 10.625%, 2016 (n)                                                                420,000          480,900
---------------------------------------------------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc., 8.25%, 2015                                                  175,000          183,312
---------------------------------------------------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 2017                                                 295,000          309,750
---------------------------------------------------------------------------------------------------------------------------
PNA Group, Inc., 10.75%, 2016 (n)                                                                  245,000          262,150
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                $ 1,525,300
---------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - PIPELINE - 0.4%
---------------------------------------------------------------------------------------------------------------------------
Atlas Pipeline Partners LP, 8.125%, 2015                                                       $   210,000      $   206,850
---------------------------------------------------------------------------------------------------------------------------
El Paso Performance-Linked Trust, CLN, 7.75%, 2011 (n)                                              65,000           66,787
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                $   273,637
---------------------------------------------------------------------------------------------------------------------------
NETWORK & TELECOM - 1.0%
---------------------------------------------------------------------------------------------------------------------------
Cincinnati Bell, Inc., 8.375%, 2014                                                            $   235,000      $   223,250
---------------------------------------------------------------------------------------------------------------------------
Nordic Telephone Co. Holdings, 8.875%, 2016 (n)                                                    105,000          103,950
---------------------------------------------------------------------------------------------------------------------------
Qwest Corp., 8.875%, 2012                                                                          115,000          120,894
---------------------------------------------------------------------------------------------------------------------------
Time Warner Telecom Holdings, Inc., 9.25%, 2014                                                    100,000          102,250
---------------------------------------------------------------------------------------------------------------------------
Windstream Corp., 8.625%, 2016                                                                      95,000           96,188
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                $   646,532
---------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 0.7%
---------------------------------------------------------------------------------------------------------------------------
Basic Energy Services, Inc., 7.125%, 2016                                                      $   165,000      $   150,150
---------------------------------------------------------------------------------------------------------------------------
Bristow Group, Inc., 7.5%, 2017 (n)                                                                 85,000           84,150
---------------------------------------------------------------------------------------------------------------------------
Compagnie Generale de Geophysique - Veritas, 7.75%, 2017                                           110,000          107,250
---------------------------------------------------------------------------------------------------------------------------
Hanover Compressor Co., 9%, 2014                                                                   125,000          137,812
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                $   479,362
---------------------------------------------------------------------------------------------------------------------------
OILS - 0.3%
---------------------------------------------------------------------------------------------------------------------------
Petroleos de Venezuela S.A., 5.25%, 2017                                                       $   250,000      $   186,625
---------------------------------------------------------------------------------------------------------------------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 0.7%
---------------------------------------------------------------------------------------------------------------------------
CenterCredit International B.V., 8.625%, 2014                                                  $   200,000      $   190,000
---------------------------------------------------------------------------------------------------------------------------
Russian Standard Finance S.A., 8.625%, 2011 (n)                                                    101,000           95,445
---------------------------------------------------------------------------------------------------------------------------
Russian Standard Finance S.A., 8.625%, 2011                                                        150,000          141,750
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                $   427,195
---------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 0.3%
---------------------------------------------------------------------------------------------------------------------------
Warner Chilcott Corp., 8.75%, 2015                                                             $   222,000      $   216,450
---------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 2.8%
---------------------------------------------------------------------------------------------------------------------------
American Media Operations, Inc., 10.25%, 2009                                                  $   383,000      $   348,530
---------------------------------------------------------------------------------------------------------------------------
Dex Media, Inc., 0% to 2008, 9% to 2013                                                            310,000          279,000
---------------------------------------------------------------------------------------------------------------------------
Dex Media, Inc., 0% to 2008, 9% to 2013                                                            210,000          189,000
---------------------------------------------------------------------------------------------------------------------------
Idearc, Inc., 8%, 2016                                                                             475,000          450,062
---------------------------------------------------------------------------------------------------------------------------
Nielsen Finance LLC, 0% to 2011, 12.5% to 2016 (n)                                                 485,000          317,675
---------------------------------------------------------------------------------------------------------------------------
R.H. Donnelley Corp., 8.875%, 2016                                                                 240,000          233,400
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                $ 1,817,667
---------------------------------------------------------------------------------------------------------------------------
RETAILERS - 1.6%
---------------------------------------------------------------------------------------------------------------------------
Buhrmann U.S., Inc., 7.875%, 2015                                                              $   180,000      $   166,500
---------------------------------------------------------------------------------------------------------------------------
Couche-Tard, Inc., 7.5%, 2013                                                                      140,000          137,900
---------------------------------------------------------------------------------------------------------------------------
Eye Care Centers of America, 10.75%, 2015                                                          145,000          158,775
---------------------------------------------------------------------------------------------------------------------------
Neiman Marcus Group, Inc., 9%, 2015 (p)                                                            165,000          172,013
---------------------------------------------------------------------------------------------------------------------------
Neiman Marcus Group, Inc., 10.375%, 2015                                                           140,000          147,350
---------------------------------------------------------------------------------------------------------------------------
Rite Aid Corp., 9.5%, 2017 (n)                                                                     275,000          243,375
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                $ 1,025,913
---------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 1.2%
---------------------------------------------------------------------------------------------------------------------------
Claire's Stores, Inc., 9.25%, 2015 (n)                                                         $   360,000      $   316,800
---------------------------------------------------------------------------------------------------------------------------
Claire's Stores, Inc., 10.5%, 2017 (n)                                                             130,000          102,700
---------------------------------------------------------------------------------------------------------------------------
Michaels Stores, Inc., 11.375%, 2016 (n)                                                           230,000          221,950
---------------------------------------------------------------------------------------------------------------------------
Payless ShoeSource, Inc., 8.25%, 2013                                                              125,000          121,250
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                $   762,700
---------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 0.7%
---------------------------------------------------------------------------------------------------------------------------
Centennial Communications Corp., 10.125%, 2013                                                 $   140,000      $   146,825
---------------------------------------------------------------------------------------------------------------------------
MetroPCS Wireless, Inc., 9.25%, 2014 (n)                                                            90,000           88,200
---------------------------------------------------------------------------------------------------------------------------
Wind Acquisition Finance S.A., 10.75%, 2015 (n)                                                    225,000          231,750
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                $   466,775
---------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - 0.4%
---------------------------------------------------------------------------------------------------------------------------
Autopistas del Sol S.A., 11.5%, 2017 (n)                                                       $   166,000      $   161,020
---------------------------------------------------------------------------------------------------------------------------
PT Arpeni Pratama Ocean Line Tbk., 8.75%, 2013 (n)                                                 132,000          132,000
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                $   293,020
---------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 2.9%
---------------------------------------------------------------------------------------------------------------------------
Edison Mission Energy, 7.625%, 2027 (n)                                                        $    35,000      $    30,537
---------------------------------------------------------------------------------------------------------------------------
Intergen N.V., 9%, 2017 (z)                                                                        110,000          108,350
---------------------------------------------------------------------------------------------------------------------------
Mirant Americas Generation, Inc., 8.5%, 2021                                                       750,000          714,375
---------------------------------------------------------------------------------------------------------------------------
NGC Corp. Capital Trust, 8.316%, 2027                                                              275,000          239,250
---------------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc., 7.375%, 2016                                                                     490,000          472,850
---------------------------------------------------------------------------------------------------------------------------
Reliant Energy, Inc., 7.875%, 2017                                                                 300,000          285,000
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                $ 1,850,362
---------------------------------------------------------------------------------------------------------------------------
  TOTAL BONDS                                                                                                   $41,846,379
---------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 25.6%
---------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY - 1.5%
---------------------------------------------------------------------------------------------------------------------------
Amgen, Inc. (a)                                                                                     18,200      $   978,068
---------------------------------------------------------------------------------------------------------------------------
CABLE TV - 0.3%
---------------------------------------------------------------------------------------------------------------------------
Comcast Corp., "A" (a)                                                                               4,200      $   110,334
---------------------------------------------------------------------------------------------------------------------------
Time Warner Cable, Inc. (a)(l)                                                                       2,300           87,906
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                $   198,240
---------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION - 3.1%
---------------------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc. (l)                                                                               64,300      $ 1,049,376
---------------------------------------------------------------------------------------------------------------------------
Masco Corp. (l)                                                                                     33,700          916,977
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                $ 1,966,353
---------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 0.0%
---------------------------------------------------------------------------------------------------------------------------
Central Garden & Pet Co. (a)                                                                         1,900      $    23,902
---------------------------------------------------------------------------------------------------------------------------
CONTAINERS - 2.2%
---------------------------------------------------------------------------------------------------------------------------
Owens-Illinois, Inc. (a)(l)                                                                         34,800      $ 1,391,304
---------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 0.1%
---------------------------------------------------------------------------------------------------------------------------
Intel Corp.                                                                                          1,900      $    44,878
---------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 2.1%
---------------------------------------------------------------------------------------------------------------------------
Anadarko Petroleum Corp.                                                                            23,200      $ 1,167,656
---------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp. (l)                                                                          1,300           44,252
---------------------------------------------------------------------------------------------------------------------------
Foundation Coal Holdings, Inc. (l)                                                                   3,430          119,535
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                $ 1,331,443
---------------------------------------------------------------------------------------------------------------------------
ENERGY - INTEGRATED - 0.1%
---------------------------------------------------------------------------------------------------------------------------
Chevron Corp. (l)                                                                                      600      $    51,156
---------------------------------------------------------------------------------------------------------------------------
FOOD & DRUG STORES - 0.6%
---------------------------------------------------------------------------------------------------------------------------
Sally Beauty Holdings, Inc. (a)(l)                                                                  51,200      $   411,136
---------------------------------------------------------------------------------------------------------------------------
FOREST & PAPER PRODUCTS - 0.1%
---------------------------------------------------------------------------------------------------------------------------
Louisiana-Pacific Corp. (l)                                                                          2,000      $    37,040
---------------------------------------------------------------------------------------------------------------------------
INSURANCE - 2.3%
---------------------------------------------------------------------------------------------------------------------------
Conseco, Inc. (a)(l)                                                                                80,800      $ 1,469,752
---------------------------------------------------------------------------------------------------------------------------
MAJOR BANKS - 0.1%
---------------------------------------------------------------------------------------------------------------------------
Bank of America Corp. (l)                                                                              500      $    23,710
---------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co. (l)                                                                               500           22,005
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                $    45,715
---------------------------------------------------------------------------------------------------------------------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 1.5%
---------------------------------------------------------------------------------------------------------------------------
Omnicare, Inc. (l)                                                                                   2,800      $    92,848
---------------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp. (a)(l)                                                                      164,600          852,628
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                $   945,476
---------------------------------------------------------------------------------------------------------------------------
MEDICAL EQUIPMENT - 3.7%
---------------------------------------------------------------------------------------------------------------------------
Boston Scientific Corp. (a)(l)                                                                      98,700      $ 1,297,905
---------------------------------------------------------------------------------------------------------------------------
Pall Corp. (l)                                                                                      26,000        1,079,520
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                $ 2,377,425
---------------------------------------------------------------------------------------------------------------------------
NETWORK & TELECOM - 2.5%
---------------------------------------------------------------------------------------------------------------------------
Nortel Networks Corp. (a)(l)                                                                        73,529      $ 1,591,168
---------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 1.5%
---------------------------------------------------------------------------------------------------------------------------
GlobalSantaFe Corp. (l)                                                                             13,630      $   977,407
---------------------------------------------------------------------------------------------------------------------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 0.9%
---------------------------------------------------------------------------------------------------------------------------
Countrywide Financial Corp. (l)                                                                     21,500      $   605,655
---------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 2.0%
---------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson (l)                                                                                  800      $    48,400
---------------------------------------------------------------------------------------------------------------------------
Warner Chilcott Ltd., "A" (a)(l)                                                                    67,900        1,222,200
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                $ 1,270,600
---------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 0.0%
---------------------------------------------------------------------------------------------------------------------------
Golden Books Family Entertainment, Inc. (a)                                                         53,266      $         0
---------------------------------------------------------------------------------------------------------------------------
REAL ESTATE - 0.1%
---------------------------------------------------------------------------------------------------------------------------
Host Hotels & Resorts, Inc., REIT (l)                                                                4,000      $    84,480
---------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 0.2%
---------------------------------------------------------------------------------------------------------------------------
Adelphia Business Solutions, Inc. (a)                                                               40,000      $         0
---------------------------------------------------------------------------------------------------------------------------
Windstream Corp. (l)                                                                                 9,100          125,216
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                $   125,216
---------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 0.7%
---------------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc. (a)                                                                                12,454      $   480,102
---------------------------------------------------------------------------------------------------------------------------
  TOTAL COMMON STOCKS                                                                                           $16,406,516
---------------------------------------------------------------------------------------------------------------------------
FLOATING RATE LOANS - 3.3% (g)(r)
---------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 0.8%
---------------------------------------------------------------------------------------------------------------------------
Ford Motor Co., Term Loan B, 8.36%, 2013                                                       $   277,528      $   260,876
---------------------------------------------------------------------------------------------------------------------------
Goodyear Tire & Rubber Co., Second Lien Term Loan, 2014 (o)                                        134,971          128,982
---------------------------------------------------------------------------------------------------------------------------
Mark IV Industries, Inc., Second Lien Term Loan, 11.1%, 2011                                       129,863          125,101
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                $   514,959
---------------------------------------------------------------------------------------------------------------------------
BROADCASTING - 0.1%
---------------------------------------------------------------------------------------------------------------------------
Univision Communications, Term Loan, 2014 (o)                                                  $     3,811      $     3,502
---------------------------------------------------------------------------------------------------------------------------
Univision Communications, Term Loan B, 2014 (o)                                                     59,286           54,481
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                $    57,983
---------------------------------------------------------------------------------------------------------------------------
BUILDING - 0.5%
---------------------------------------------------------------------------------------------------------------------------
Building Materials Holding Corp., Second Lien Term Loan, 11.13%, 2014 (o)                      $   164,296      $   146,223
---------------------------------------------------------------------------------------------------------------------------
Roofing Supply Group, Inc. Term Loan, 9.63%, 2013                                                  159,544          154,758
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                $   300,981
---------------------------------------------------------------------------------------------------------------------------
CABLE TV - 0.1%
---------------------------------------------------------------------------------------------------------------------------
Charter Communications Operating LLC, Term Loan, 7.36%, 2014                                   $    50,948      $    48,372
---------------------------------------------------------------------------------------------------------------------------
CONTAINERS - 0.6%
---------------------------------------------------------------------------------------------------------------------------
Altivity Packaging LLC, Second Lien Term Loan, 10.32%, 2013                                    $    90,909      $    91,136
---------------------------------------------------------------------------------------------------------------------------
Altivity Packaging LLC, Second Lien Term Loan, 10.32%, 2013                                        284,091          278,942
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                $   370,078
---------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 0.7%
---------------------------------------------------------------------------------------------------------------------------
Crimson Exploration, Second Lien Term Loan, 10.57%, 2012                                       $   111,133      $   107,799
---------------------------------------------------------------------------------------------------------------------------
Sandridge Energy, Inc., Term Loan, 8.63%, 2015                                                     327,000          317,190
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                $   424,989
---------------------------------------------------------------------------------------------------------------------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 0.0%
---------------------------------------------------------------------------------------------------------------------------
HCA, Inc., Term Loan B, 7.61%, 2012                                                            $    22,464      $    21,596
---------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 0.3%
---------------------------------------------------------------------------------------------------------------------------
Idearc, Inc., Term Loan B, 7.36%, 2014                                                         $   235,053      $   223,953
---------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 0.2%
---------------------------------------------------------------------------------------------------------------------------
Michaels Stores, Inc., Term Loan B, 7.63%, 2013                                                $   167,396      $   155,469
---------------------------------------------------------------------------------------------------------------------------
  TOTAL FLOATING RATE LOANS                                                                                     $ 2,118,380
---------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS - 1.3%
---------------------------------------------------------------------------------------------------------------------------
BROADCASTING - 1.3%
---------------------------------------------------------------------------------------------------------------------------
Spanish Broadcasting Systems, Inc., "B", 10.75% (a)(p)                                                 775      $   840,875
---------------------------------------------------------------------------------------------------------------------------
REAL ESTATE - 0.0%
---------------------------------------------------------------------------------------------------------------------------
HRPT Properties Trust, "B", REIT, 8.75% (a)(l)                                                         200      $     4,980
---------------------------------------------------------------------------------------------------------------------------
  TOTAL PREFERRED STOCKS                                                                                        $   845,855
---------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 2.7%
---------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 5.34%, due 8/01/07 (y)                                         $ 1,713,000      $ 1,713,000
---------------------------------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 16.8%
---------------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Net Asset Value                                10,768,969      $10,768,969
---------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS(k)                                                                                          $73,699,099
---------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (14.9)%                                                                         (9,566,708)
---------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                           $64,132,391
---------------------------------------------------------------------------------------------------------------------------

(a) Non-income producing security.
(e) The rate shown represents a current effective yield.
(g) The rate shown represents a weighted average coupon rate on settled positions at period end.
(i) Interest only security for which the trust receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(k) As of July 31, 2007, the trust held securities fair valued in accordance with the policies adopted by the Board of
    Trustees, aggregating $40,730,751 and 55.27% of market value. An independent pricing service provided an evaluated bid for 54.47% of the market value.
(l) All or a portion of this security is on loan.
(n) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $11,879,252, representing 18.52% of net assets.
(o) All or a portion of this position has not settled. Upon settlement date, interest rates will be determined.
(p) Payment-in-kind security.
(r) Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(y) The rate shown represents an annualized yield at time of purchase.
(z) Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The trust holds the following restricted securities:

                                                                   ACQUISITION    ACQUISITION       CURRENT      TOTAL % OF
RESTRICTED SECURITIES                                                  DATE           COST       MARKET VALUE    NET ASSETS
---------------------------------------------------------------------------------------------------------------------------
Anthracite Ltd., CDO, 6%, 2037                                        5/14/02       $303,729      $  383,977
Asset Securitization Corp., FRN, 8.356%, 2029                         1/25/05        604,160         743,263
Falcon Franchise Loan LLC, FRN, 3.776%, 2025                          1/29/03        100,926          69,015
HRP Myrtle Beach Operations, FRN, 10.07%, 2012                        3/23/06        155,000         156,937
Intergen N.V., 9%, 2017                                               7/23/07        109,108         108,350
LBI Media, Inc., 8.5%, 2017                                           7/18/07        127,855         126,100
Preferred Term Securities XII Ltd., 9.8%, 2033                        1/07/05        236,250         173,250
Preferred Term Securities XVI Ltd., 14%, 2035                        12/08/04        300,000         249,000
Preferred Term Securities XVII Ltd., 9.3%, 2035                       3/09/05        187,000         140,250
---------------------------------------------------------------------------------------------------------------------------
Total Restricted Securities                                                                       $2,150,142        3.4%
                                                                                                  =========================

The following abbreviations are used in this report and are defined:

CDO       Collateralized Debt Obligation
CLN       Credit-Linked Note
FRN       Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
REIT      Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS SPECIAL VALUE TRUST

SUPPLEMENTAL INFORMATION (UNAUDITED) 7/31/07

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the trust, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                     $76,081,186
                                                                   ===========
Gross unrealized appreciation                                      $ 2,768,469
Gross unrealized depreciation                                       (5,150,556)
                                                                   -----------
      Net unrealized appreciation (depreciation)                   $(2,382,087)
                                                                   ===========

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) FINANCIAL INSTRUMENTS

SWAP AGREEMENTS AT 7/31/07

                                                                                                                UNREALIZED
               NOTIONAL                                               CASH FLOWS            CASH FLOWS         APPRECIATION
EXPIRATION      AMOUNT                COUNTERPARTY                    TO RECEIVE              TO PAY          (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------------------
CREDIT DEFAULT SWAPS
6/20/09   USD   200,000  JPMorgan Chase Bank                      4.10% (fixed rate)            (1)              $ (7,089)
6/20/12   USD   200,000  Morgan Stanley Capital Services, Inc.    3.76% (fixed rate)            (2)               (24,292)
6/20/12   USD   100,000  Morgan Stanley Capital Services, Inc.    4.15% (fixed rate)            (2)               (10,749)
6/20/12   USD   200,000  Goldman Sachs International                      (3)           1.49% (fixed rate)         13,163
9/20/12   USD   200,000  Goldman Sachs International              3.75% (fixed rate)            (4)                (9,851)
9/20/12   USD   200,000  Goldman Sachs International              3.72% (fixed rate)            (5)                (3,145)
3/20/17   USD    35,000  JPMorgan Chase Bank                              (6)           0.78% (fixed rate)             79
3/20/17   USD    35,000  JPMorgan Chase Bank                              (6)           0.80% (fixed rate)             27
3/20/17   USD    30,000  Merrill Lynch International                      (6)           0.81% (fixed rate)              1
                                                                                                                 --------
                                                                                                                 $(41,856)
                                                                                                                 ========

(1) Trust to pay notional amount upon a defined credit default event by Abitibi Consolidated, Inc., 8.375%, 4/01/15.
(2) Trust to pay notional amount upon a defined credit default event by Bowater, Inc., 6.5%, 6/15/13.
(3) Trust to receive notional amount upon a defined credit default event by Constellation Brands, 8%, 2/15/08.
(4) Trust to pay notional amount upon a defined credit default event by Allied Waste, 7.375%, 4/15/14.
(5) Trust to pay notional amount upon a defined credit default event by Owens-Illinois, Inc., 7.8%, 5/15/18.
(6) Trust to receive notional amount upon a defined credit default event by Waste Management, Inc., 7.375%, 8/01/10.

At July 31, 2007, the trust had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                     NOTICE

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SPECIAL VALUE TRUST
            -------------------------------------------------------------------


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: September 13, 2007
      ------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                           Maria F. Dwyer, President (Principal Executive
                           Officer)

Date: September 13, 2007
      ------------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: September 13, 2007
      ------------------


* Print name and title of each signing officer under his or her signature.